Schedule of value of the broker and non-broker class A common share purchase warrants outstanding (Details) - Warrants [member] $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	3,432,845
Value of warants, Balance | $	$ 367
Number of warants, Balance | shares	29,872
Value of warants, Balance | $	$ 21
Number of warants, Balance | shares
Value of warants, Balance | $
RSUs outstanding, end of period | shares	3,462,717
Value of warants, Balance | $	$ 388
Non-broker [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	3,264,545
Value of warants, Balance | $	$ 336
Number of warants, Balance | shares
Value of warants, Balance | $
Number of warants, Balance | shares
Value of warants, Balance | $
RSUs outstanding, end of period | shares	3,264,545
Value of warants, Balance | $	$ 336
Broker [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	168,300
Value of warants, Balance | $	$ 31
Number of warants, Balance | shares	29,872
Value of warants, Balance | $	$ 21
Number of warants, Balance | shares
Value of warants, Balance | $
RSUs outstanding, end of period | shares	198,172
Value of warants, Balance | $	$ 52